Revenues	12 Months Ended
Dec. 31, 2024
Revenues.
Revenues
13.	Revenues

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Online marketing services and others	102,931,095	153,540,553	197,934,192	27,116,873
Transaction services	27,626,494	94,098,652	195,901,905	26,838,451
	130,557,589	247,639,205	393,836,097	53,955,324

Contract liabilities were mainly related to considerations received in advance for online platform services, for which control of the services occur at a later point in time. Balances of contract liabilities were RMB5,931,850 and RMB8,633,670 (US$1,182,808) as of December 31, 2023 and 2024, respectively, which were included in “Customer advances and deferred revenues” and “Payable to merchants” in the consolidated balance sheets.

During the year ended December 31, 2024, revenues of RMB5,426,188 (US$743,385) were recognized from the carrying value of contract liabilities as of December 31, 2023. During the year ended December 31, 2023, revenues of RMB1,811,993 were recognized from the carrying value of contract liabilities as of December 31, 2022.